Pro Forma Consolidated Statement of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Pro Forma Consolidated Statement of Operations [Abstract]
Pro Forma Consolidated Statement of Operations

Note 15 - Pro Forma Consolidated Statement of Operations (Unaudited)

The following pro forma Consolidated Statement of Operations for the year ended December 31, 2011 is presented as if the assets and liabilities of ARC Income Properties, LLC and ARC Income Properties III, LLC had been contributed to the Company as of January 1, 2011. This financial statement should be read in conjunction with the Company's historical financial statements and notes thereto. The pro forma Consolidated Statement of Operations is unaudited and is not necessarily indicative of what the actual results of operations would have been had these entities been contributed to the Company as of January 1, 2011, nor does it purport to present the future results of operations of the Company (in thousands, except share and per share amounts):

American Realty Capital Properties, Inc.(1)	ARC Income Properties, LLC(2)	ARC Income Properties III, LLC(3)	Pro Forma Adjustments(4)	Pro Forma(4)
Revenues:
Rental income	$3,175	$4,650	$1,548	$-	$9,373
Total revenues	3,175	4,650	1,548	9,373
Operating expenses:
Management fee	-	-	-	300	(5)	300
Acquisition and transaction related	1,875	18	(1,893	)(6)	-
General and administrative	593	82	50	-	(7)	725
Depreciation and amortization	1,612	217	606	2,435
Total operating expenses	4,080	317	656	3,460
Operating income	(905)	4,333	892	5,913
Interest expense	(924)	(5,826)	(2,115)	6,082	(8)	(2,783)
Other income	1	-	-	1
Total other expense	(923)	(5,826)	(2,115)	(2,782)
Net income (loss)	(1,828)	(1,493)	(1,223)	3,131
Net income attributable to non-controlling interests from continuing operations	69	-	-	(243	)(9)	(174)
Net loss attributable to stockholders from continuing operations	(1,759)	(1,493)	(1,223)	2,957
Discontinued operations:
Loss from operations of held for sale properties	(37)	(90)	-	(127)
Loss on held for sale properties	(815)	-	-	(815)
Loss from discontinued operations	(852)	(90)	-	(942)
Loss from discontinued operations attributable to non-controlling interest	36	-	-	36
Loss from discontinued operations attributable to stockholders	(816)	(90)	-	(906)
Net income attributable to American Realty Capital Properties, Inc.	(2,575)	(1,583)	(1,223)	2,051
Per share data:
Weighted average shares outstanding	7,323,434
Earnings per share basic	$0.40
Weighted average shares fully diluted	7,809,834
Earning per share fully diluted	$0.38	(10)
(1)	Reflects the historical Statement of Operations of American Realty Capital Properties, Inc. for the period indicated.
(2)	Reflects the historical Statement of Operations of ARC Income Properties, LLC for the period indicated.

(3)	Reflects the historical Statement of Operations of ARC Income Properties III, LLC for the period indicated.
(4)	Adjustments and pro forma balances based on the 7.3 million shares of common stock outstanding at December 31, 2011.
(5)	Represents management fee of the maximum of 0.50% of unadjusted book value of assets that may be charged by affiliated Manager. The determination of payment of fees to the Manager will be made on a periodic basis based on available cash flow.
(6)	Represents the $ 1.9 million of one-time transaction costs incurred by the Company related to the transfer of ownership interests in the predecessor companies and transaction costs related to the purchase of property. These costs are mainly comprised of legal costs, settlement costs and professional fees.
(7)	Excludes estimated general and administrative costs primarily for legal fees, audit fees, board of directors fees, insurance, marketing and investor relations fees related to operation as a public company, which are expected to have an ongoing effect on the results of operations of the Company, to be approximately $0.5 million per year, on an ongoing basis.
(8)	Represents reversal of interest expense for long-term notes repaid at the closing of the IPO, reversal of interest expense on $82.6 million of mortgage debt which was refinanced by the Company, reversal of related deferred financing costs, amortization, an addition of estimated interest expense for $51.5 million drawn on the new $150.0 million senior secured revolving credit facility (See Note 4 - Senior Secured Revolving Credit Facility), and amortization of deferred financing costs for the new facility. The detail of these amounts are as follows (amounts in thousands):

Period from December 2, 2010 (Date of Inception) to December 31, 2011
Reversal of interest expense for long-term notes	$1,994
Reversal of interest expense for $82.6 million mortgage note	3,739
Reversal of deferred financing cost amortization on long-term notes and mortgage to be refinanced	1,677
Interest expense for $51.5 million draw on new senior secured credit facility	(1,086)
Deferred financing amortization for new $150.0 million senior secured credit facility	(242)
$6,082
(9)	Represents the necessary adjustment to reflect value of 310,000 OP Units issued to the owner of the predecessor companies.
(10)	Includes the effect of the conversion of 310,000 OP Units to common stock, the exercise of 167,400 unvested restricted shares of common stock issued to the Manager and 9,000 unvested restricted shares of common stock issued to non-executive directors at the closing of the IPO.